Restructuring and related expenses	12 Months Ended
Dec. 31, 2020
Restructuring and related expenses
Restructuring and related expenses
Note 22—Restructuring and related expenses
OS program
In December 2018, the Company announced a two-year

restructuring program with the objective of simplifying
its business model

and structure through the implementation of a new organizational structure driven by its businesses.
The program resulted in the elimination of the country

and regional structures within the previous matrix organization, including the elimination of the three regional Executive

Committee roles. The operating businesses are now responsible for both their customer-facing activities and business

support functions, while the remaining Group-level

corporate
activities primarily focus on Group strategy,

portfolio and performance management and capital allocation. During the
year ended December 2020, the total program costs, originally estimated to be $
350

million, were reduced by
$ 41

million to $
309

million, mainly due to reductions in both estimated costs and number of projects planned. As of
December 31, 2020, the Company has incurred substantially

all costs related to the OS program.
The following table outlines the costs incurred in 2020,

2019, 2018 and the cumulative costs incurred under the
program per operating segment as well as Corporate and

Other:
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 2018 December 31, 2020
Electrification 35 18 32 85
Industrial Automation

37 3 21 61
Motion

18 6 1 25
Robotics & Discrete Automation 10 8 — 18
Corporate and Other

49 54 11 114
Total 149 89 65 303
The Company recorded the following expenses, net of

change in estimates, under this program:
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 2018 December 31, 2020
Employee severance costs 109 81 65 255
Estimated contract settlement, loss order and other costs 17 1 — 18
Inventory and long-lived asset impairments 23 7 — 30
Total 149 89 65 303
Restructuring expenses recorded for this program are included in the following line items in the Consolidated
Income Statements:
($ in millions) 2020 2019 2018
Total cost of sales

38 8 35
Selling, general and administrative expenses

37 46 23
Non-order related research and development expenses

4 1 3
Other income (expense), net

70 34 4
Total 149 89 65
Liabilities associated with the OS program are included

primarily in Other provisions.

The following table
shows the activity from the beginning of the program

to December 31, 2020:
Contract settlement,

Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December 31, 2018 65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December 31, 2019 99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December 31, 2020 121 2 123
Other restructuring-related activities
In addition, during 2020,

2019 and 2018, the Company executed various other

restructuring‑related activities
and incurred the following charges, net of changes

in estimates:
($ in millions) 2020 2019 2018
Employee severance costs

164 55 74
Estimated contract settlement, loss order and other costs 18 37 29
Inventory and long-lived asset impairments

12 22 13
Total 194 114 116
Expenses associated with these activities are recorded in

the following line items in the Consolidated Income
Statements:
($ in millions) 2020 2019 2018
Total cost of sales

95 46 24
Selling, general and administrative expenses

50 4 52
Non-order related research and development expenses

10 — 2
Other income (expense), net

39 64 38
Total 194 114 116
At December 31, 2020 and 2019, $ 233

million and $
189

million, respectively,

was recorded for other
restructuring-related liabilities and is primarily included

in “Other provisions”.